Interest Expense, Net of Amounts Capitalized	12 Months Ended
Dec. 31, 2018
Disclosure of interest expense [Abstract]
Interest Expense, Net of Amounts Capitalized
INTEREST EXPENSE, NET OF AMOUNTS CAPITALIZED

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Senior Notes	$103	$—	$—
Bank borrowings	85	117	84
Amortization of deferred financing costs	22	21	21
Finance lease liabilities	8	7	6
Standby fee and other financing costs	11	10	9
	229	155	120
Less: interest capitalized	(4)	(2)	(34)
Interest expense, net of amounts capitalized	$225	$153	$86

A capitalization rate of 3.2% to 5.4%, 2.7% to 3.3% and 2.3% to 2.8% for the years ended December 31, 2018, 2017 and 2016, respectively, was used, representing the effective finance costs of the loans to finance the assets under construction.